Flight Equipment Held For Operating Leases, Net (Movements In Flight Equipment Held For Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
Property, Plant and Equipment [Line Items]
Depreciation	$ (361,210)	$ (307,706)	[1],[2],[3],[4]	$ (194,161)	[1],[2]	$ (154,130)	$ (129,294)
Impairment (Note 22)	(15,594)	(10,905)	[1],[2],[3],[4]	(18,833)	[1],[2]	(5,282)
Flight Equipment Held For Operating Leases [Member]
Property, Plant and Equipment [Line Items]
Net book value at beginning of period	8,061,260	5,230,437		3,989,629
Fair value of flight equipment acquired in acquisitions		1,337,412
Additions	882,625	2,531,719		1,649,520
Depreciation	(383,148)	(329,639)		(215,574)
Impairment (Note 22)	(23,323)	(11,764)		(32,378)
Disposals	(333,140)	(646,841)		(119,349)
Transfers to direct finance leases/flight equipment held for sale		(3,550)
Transfer to inventory	(11,430)	(46,514)		(41,411)
Sale of AeroTurbine	(296,970)
Net book value at end of period	7,895,874	8,061,260		5,230,437
Accumulated depreciation/impairment at December 31, 2009, 2010 and 2011	$ (1,060,416)	$ (856,894)		$ (542,309)

[1]	As a result of the sale of AeroTurbine and based on ASC 205-20, which governs financials statements for discontinued operations, the results of AeroTurbine have been reclassified to discontinued operations.
[2]	Certain reclassifications have been made to prior years' Consolidated Income Statements to reflect the current year presentation.
[3]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[4]	Includes the results of Genesis Lease Limited ("Genesis") for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha Capital PJSC ("Waha").